Document and Entity Information	Dec. 31, 2017
Prospectus:
Document Type	497
Document Period End Date	Dec. 31, 2017
Registrant Name	LAZARD RETIREMENT SERIES INC
Entity Central Index Key	0001033669
Amendment Flag	false
Document Creation Date	Jul. 12, 2018
Document Effective Date	Jul. 12, 2018
Prospectus Date	May 01, 2018